Earnings / (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income / (Loss):
Net income / (loss)	$ 58,397	$ (9,771)	$ (154,228)
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	77,061,227	63,034,394	47,574,454
Basic earnings / (loss) per share	$ 0.76	$ (0.16)	$ (3.24)
Effect of dilutive securities:
Dilutive effect of non vested shares	264,884	0	0
Weighted average common shares outstanding, diluted	77,326,111	63,034,394	47,574,454
Diluted earnings / (loss) per share	$ 0.76	$ (0.16)	$ (3.24)
Earnings / (loss) per share
Number of anti-dilutive shares		280,000	385,000
Employee Stock Option
Earnings / (loss) per share
Number of anti-dilutive shares	104,250	104,250	104,250